Shareholder Report, Average Annual Return (Details) 193575_AAM Crescent CLO ETF_TF_TSR Annual {TF}		12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
AAM Crescent CLO ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM Crescent CLO ETF NAV
Average Annual Return, Percent	0.12%
JP Morgan CLOIE Investment Grade Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JP Morgan CLOIE Investment Grade Total Return Index
Average Annual Return, Percent	0.14%